United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09018
AMERICAN BEACON MILEAGE FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.
The American Beacon Money Market Mileage Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The schedule of investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2011 is provided below.
American Beacon Master Money Market Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
COMMERCIAL PAPER- 52.91%
Bank of Nova Scotia/New York, 0.26%, Due 6/15/2011	$35,000	$34,981
Commonwealth Bank of Australia, 0.26%, Due 5/23/2011 A	35,000	34,987
DnB NOR Bank ASA, 0.285%, Due 6/1/2011 A	35,000	34,983
Kells Funding LLC, 0.31%, Due 4/26/2011 A	35,000	34,992
National Australia Funding Delaware, Inc., 0.25%, Due 4/18/2011 A	35,000	34,996
Nordea North America, Inc., 0.28%, Due 4/11/2011	35,000	34,997
Old Line Funding LLC, 0.27%, Due 5/2/2011 A	35,000	34,992
Rabobank USA Financial Corp., 0.255%, Due 6/6/2011	35,000	34,984
Societe Generale North America, Inc., 0.33%, Due 4/1/2011	25,000	25,000
Svenska Handelsbanken, Inc., 0.275%, Due 5/9/2011 A	35,000	34,990
Toronto-Dominion Holdings USA, Inc., 0.25%, Due 6/7/2011 A	35,000	34,984

Total Commercial Paper (Cost $374,886)		374,886

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS- 4.80% (Cost $33,989)
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank), 0.25%, Due 5/16/2011 A	34,000	33,989

Shares
INVESTMENT COMPANY - 3.91% (Cost $27,690)
State Street Inst Liq Reserves Fund	27,690,179	27,690

	Par Amount
OTHER REPURCHASE AGREEMENTS - 38.39%
Barclays Capital, Inc., 0.42%, Due 4/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,400, 6.625% - 7.762%, 9/15/36 - 4/29/49)	$34,000	34,000
BNP Paribas Securities Corp., 0.42%, Due 4/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,400, 4.709% - 9.75%, 1/15/11 - 12/31/99)	34,000	34,000
Credit Suisse Securities (USA) LLC, 0.27%, Due 4/1/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $35,703, 5.625% - 8.00%, 9/1/21 - 8/1/33)	34,000	34,000
Deutsche Bank Securities, Inc., 0.30%, Due 4/1/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $37,400)	34,000	34,000
JPMorgan Securities, Inc., 0.47%, Due 4/1/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $35,702, 5.6% - 8.625%, 6/1/13 - 3/15/29)	34,000	34,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.27%, Due 4/1/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $37,400)	34,000	34,000
RBC Capital Markets Corp., 0.24%, Due 4/1/2011 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $35,700, 0.26% - 8.25%, 4/15/11 - 6/2/42)	34,000	34,000
Wells Fargo Securities LLC, 0.32%, Due 4/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate, Municipal and U.S. Government Obligations valued at $35,700, Zero Coupon - 11.00%, 2/12/18 - 2/12/18)	34,000	34,000

Total Other Repurchase Agreements (Cost $272,000)		272,000

TOTAL INVESTMENTS - 100.01% (Cost $708,565)		$708,565
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(82)
TOTAL NET ASSETS - 100.00%		$708,483

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $278,913 or 39.37% of net assets. The Fund has no right to demand registration of these securities
AMERICAN BEACON MILEAGE FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
Security Valuation
     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
     Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Funds’ investments are summarized by level based on the inputs used to determine their value. There were no significant transfers between levels, and at March 31, 2011, the Funds’ investments were classified as follows:

Money Market Portfolio	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$374,886	$—	$374,886
Investment Company	27,690	—	—	27,690
Other Repurchase Agreements	—	272,000	—	272,000
U.S. Government and Government Agency Obligations	—	33,989	—	33,989

Total Investments in Securities	$27,690	$680,875	$—	$708,565

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MILEAGE FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 27, 2011

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 27, 2011